As filed with the Securities and Exchange Commission on April 16, 2014
1933 Act Registration File No. 033-68666
1940 Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_____________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 155 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 157 ☒

_____________________

ASTON FUNDS
(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street
Chicago, Illinois 60602
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service) Stuart D. Bilton, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Copy to: Deborah B. Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

_____________________

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to rule 485(b)

☐ on (date) pursuant to rule 485(b)

☐ 60 days after filing pursuant to rule 485(a)(1)

☐ on (date) pursuant to rule 485(a)(1)

☐ 75 days after filing pursuant to rule 485(a)(2)

☐ on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“the Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 16th day of April, 2014.

ASTON FUNDS
By:	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 16th day of April, 2014.

Signature	Capacity	Date
Stuart D. Bilton*	Trustee
Stuart D. Bilton

William E. Chapman, II*	Independent Chairman, Trustee
William E. Chapman, II

Edward J. Kaier*	Trustee
Edward J. Kaier

Jeffrey S. Murphy*	Trustee
Jeffrey S. Murphy

Gregory T. Mutz*	Trustee
Gregory T. Mutz

Steven J. Paggioli*	Trustee
Steven J. Paggioli

Eric P. Rakowski*	Trustee
Eric P. Rakowski

Robert B. Scherer*	Trustee
Robert B. Scherer

Thomas R. Schneeweis*	Trustee
Thomas R. Schneeweis

/s/ Stuart D. Bilton	Chief Executive Officer	April 16, 2014
Stuart D. Bilton

/s/ Laura M. Curylo	Chief Financial Officer and Treasurer	April 16, 2014
Laura M. Curylo

/s/ Laura M. Curylo	Attorney-in-Fact	April 16, 2014
Laura M. Curylo

*Signed by Laura M. Curylo pursuant to a Power of Attorney filed previously as Exhibit (o)(1) of Post-Effective Amendment No. 111 to the Registration Statement filed on August 6, 2010.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase